Equity and Other Equity Items - Disclosure of Matters Relating to Reissuance (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 09, 2020	May 09, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reissuance of treasury stock [Line items]
Number of common shares reissued	29,730,900	3,269,500
Amount of reissuance	¥ 199,999	¥ 24,181	¥ 588	¥ 200,585	¥ 24,181